Schedule of investments
Nomura Extended Duration Bond Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.43%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.375% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	390,000	$ 390,035
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	748,672
Total Collateralized Loan Obligations (cost $1,140,000)		1,138,707

Corporate Bonds — 96.70%
Banking — 13.72%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	660,000	652,899
Ally Financial 7.10% 8/15/31 μ, ψ	1,055,000	1,054,560
Bank of America
2.676% 6/19/41 μ	3,400,000	2,445,131
6.25% 7/26/30 μ, ψ	810,000	819,174
6.625% 5/1/30 μ, ψ	1,020,000	1,052,675

Barclays 9.625% 12/15/29 μ, ψ	1,440,000	1,607,926
Citigroup
5.612% 3/4/56 μ	1,600,000	1,546,794
6.875% 8/15/30 μ, ψ	475,000	482,577
7.00% 8/15/34 μ, ψ	1,000,000	1,039,337
Goldman Sachs Group
4.939% 10/21/36 μ	3,290,000	3,192,808
5.387% 2/2/41 μ	970,000	944,510
JPMorgan Chase & Co.
5.193% 2/5/37 μ	1,245,000	1,225,243
5.534% 11/29/45 μ	4,540,000	4,476,939
6.10% 7/1/31 μ, ψ	1,350,000	1,350,000

Mitsubishi UFJ Financial Group 5.868% 4/21/47 μ	1,330,000	1,331,286
Morgan Stanley
5.516% 11/19/55 μ	2,475,000	2,356,786
5.90% 3/13/47 μ	276,000	276,672

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	509,000	520,191
Northern Trust 5.117% 11/19/40 μ	2,995,000	2,935,995
Royal Bank of Canada 6.50% 11/24/85 μ	1,165,000	1,148,991
Societe Generale 144A 7.367% 1/10/53 #	1,090,000	1,157,312
UBS Group
144A 5.379% 9/6/45 #, μ	1,000,000	951,110
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,542,933

Wells Fargo & Co. 5.433% 1/23/47 μ	2,060,000	1,959,824
		36,071,673
NQ- NP [0426] 0626 (5551000)    1

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 1.38%
LyondellBasell Industries 4.625% 2/26/55	1,560,000	$ 1,184,704
Marcobre SAC 144A 5.75% 1/22/36 #	680,000	670,990
Steel Dynamics 5.75% 5/15/55	1,810,000	1,772,225
		3,627,919
Brokerage — 1.70%
Brookfield Asset Management 6.077% 9/15/55	1,575,000	1,557,734
Charles Schwab 6.10% 6/1/31 μ, ψ	174,000	174,133
Jefferies Financial Group 6.50% 1/20/43	830,000	824,731
Raymond James Financial 5.65% 9/11/55	2,007,000	1,918,005
		4,474,603
Capital Goods — 9.00%
Amphenol 5.30% 11/15/55	1,830,000	1,715,379
Boeing 6.858% 5/1/54	3,610,000	4,012,738
Honeywell Aerospace 144A 5.732% 3/16/56 #	1,405,000	1,382,855
Lockheed Martin 5.20% 2/15/55	3,480,000	3,216,788
Northrop Grumman 5.20% 6/1/54	3,060,000	2,808,849
Regal Rexnord 6.40% 4/15/33	1,260,000	1,341,043
RTX
4.625% 11/16/48	950,000	809,382
4.80% 12/15/43	1,620,000	1,454,416
6.40% 3/15/54	1,565,000	1,687,336

United Rentals North America 144A 6.125% 3/15/34 #	3,025,000	3,112,186
Waste Management 5.35% 10/15/54	2,230,000	2,126,587
		23,667,559
Communications — 11.67%
American Tower 3.10% 6/15/50	3,740,000	2,400,068
AT&T
5.55% 11/1/45	130,000	122,128
5.70% 11/1/54	4,525,000	4,200,490
6.00% 4/30/56	405,000	390,932
6.30% 1/15/38	2,055,000	2,173,291

CCO Holdings 144A 7.00% 2/1/33 #	134,000	132,194
Charter Communications Operating 6.70% 12/1/55	1,325,000	1,249,939
Meta Platforms
5.625% 11/15/55	1,520,000	1,396,641
6.30% 5/15/56	1,495,000	1,500,307

Orange 144A 5.75% 1/13/56 #	1,480,000	1,470,269
Rogers Communications
4.55% 3/15/52	2,170,000	1,711,976
6.875% 7/31/56 μ	655,000	665,419
2    NQ- NP [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Cable
6.55% 5/1/37	3,153,000	$ 3,170,440
7.30% 7/1/38	1,005,000	1,051,651

T-Mobile USA 3.00% 2/15/41	7,825,000	5,719,932
Verizon Communications 5.875% 11/30/55	2,940,000	2,843,261
Versant Media Group 144A 7.25% 1/30/31 #	459,000	476,788
		30,675,726
Consumer Cyclical — 3.53%
Amazon.com 5.80% 3/13/56	2,635,000	2,595,291
General Motors 5.40% 4/1/48	2,225,000	1,963,910
Lowe's 5.75% 7/1/53	3,380,000	3,268,635
VICI Properties 6.125% 4/1/54	1,485,000	1,439,960
		9,267,796
Consumer Non-Cyclical — 12.43%
Abbott Laboratories 5.50% 3/15/56	1,165,000	1,127,190
AbbVie 5.55% 3/15/56	2,030,000	1,967,724
Amgen 5.65% 2/19/56	4,145,000	3,982,379
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	2,400,000	2,344,132
Cigna Group 6.00% 1/15/56	2,995,000	2,996,468
CVS Health
5.05% 3/25/48	3,485,000	3,008,584
6.75% 12/10/54 μ	1,367,000	1,416,917
Eli Lilly & Co.
5.55% 10/15/55	3,590,000	3,531,643
5.60% 2/12/65	335,000	325,027

HCA 6.00% 4/1/54	3,030,000	2,923,933
JBS 144A 6.40% 5/10/57 #	990,000	974,833
Novartis Capital 5.70% 3/18/56	1,310,000	1,313,097
Pfizer Investment Enterprises 5.30% 5/19/53	2,405,000	2,229,516
Royalty Pharma 5.95% 9/25/55	1,355,000	1,335,308
Thermo Fisher Scientific 5.546% 2/12/46	3,255,000	3,191,465
		32,668,216
Electric — 14.37%
Ameren Illinois 5.625% 3/1/55	2,395,000	2,327,655
American Electric Power 6.05% 3/15/56 μ	980,000	977,347
Arizona Public Service 4.20% 8/15/48	2,720,000	2,128,682
Baltimore Gas and Electric 4.55% 6/1/52	1,210,000	1,007,199
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	1,975,000	1,926,267
Constellation Energy Generation 5.875% 1/15/66	1,150,000	1,105,584
NQ- NP [0426] 0626 (5551000)    3

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy
6.20% 2/15/56 μ	695,000	$ 696,631
Series A 6.875% 2/1/55 μ	525,000	545,462
Series B 7.00% 6/1/54 μ	957,000	1,023,324

Duke Energy 5.70% 9/15/55	4,330,000	4,078,094
Entergy Mississippi 5.80% 4/15/55	3,330,000	3,265,102
Kentucky Utilities 5.85% 8/15/55	2,675,000	2,653,179
NextEra Energy Capital Holdings 3.00% 1/15/52	5,050,000	3,116,865
Northern States Power 5.65% 5/15/55	2,860,000	2,811,673
Oglethorpe Power
4.50% 4/1/47	350,000	287,175
6.20% 12/1/53	410,000	417,425

Oklahoma Gas and Electric 5.90% 4/1/56	2,125,000	2,122,973
Pacific Gas and Electric 6.00% 5/1/56	2,549,000	2,429,973
Southwestern Electric Power 3.25% 11/1/51	3,780,000	2,442,879
Union Electric 5.55% 3/15/56	720,000	694,063
Virginia Electric & Power 2.95% 11/15/51	2,785,000	1,724,153
		37,781,705
Energy — 9.60%
APA 6.75% 2/15/55	1,280,000	1,309,100
Cheniere Energy 144A 6.00% 7/30/56 #	1,610,000	1,590,048
Diamondback Energy 5.75% 4/18/54	2,085,000	2,001,977
Enbridge 6.70% 11/15/53	1,825,000	1,982,568
Energy Transfer 6.30% 1/15/56	3,205,000	3,169,212
Enterprise Products Operating
3.30% 2/15/53	2,820,000	1,870,501
5.55% 2/16/55	1,085,000	1,043,810

Kinder Morgan 5.95% 8/1/54	2,800,000	2,765,150
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,702,432
Occidental Petroleum 7.95% 6/15/39	1,744,000	2,061,286
ONEOK
5.70% 11/1/54	647,000	590,481
6.25% 10/15/55	2,063,000	2,028,925

Ovintiv 6.625% 8/15/37	50,000	53,294
Targa Resources 6.125% 5/15/55	1,815,000	1,784,811
Valero Energy 3.65% 12/1/51	1,875,000	1,286,906
		25,240,501
Finance Companies — 1.98%
AerCap Ireland Capital DAC 3.85% 10/29/41	2,940,000	2,363,972
Blue Owl Credit Income 6.60% 9/15/29	1,470,000	1,474,990
4    NQ- NP [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Sumisho Air Lease 4.125% 12/15/26 μ, ψ	1,382,000	$ 1,365,318
		5,204,280
Insurance — 5.55%
Allianz 144A 6.50% 10/30/34 #, μ, ψ	1,000,000	1,001,058
Aon North America 5.75% 3/1/54	2,080,000	2,002,329
Athene Holding
6.625% 5/19/55	565,000	546,746
6.875% 6/28/55 μ	940,000	912,720

Elevance Health 5.70% 2/15/55	3,261,000	3,116,485
Henneman Trust 144A 6.58% 5/15/55 #	1,285,000	1,309,913
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	1,340,000	1,385,390
Pacific Life Insurance 144A 5.95% 9/15/55 #	1,710,000	1,672,140
Travelers 5.70% 7/24/55	2,665,000	2,649,057
		14,595,838
Natural Gas — 2.88%
NiSource 5.85% 4/1/55	2,165,000	2,106,846
Southern California Gas 4.30% 1/15/49	1,810,000	1,445,420
Southwest Gas
3.80% 9/29/46	705,000	533,112
4.15% 6/1/49	2,105,000	1,618,273

Spire 6.45% 6/1/56 μ	1,165,000	1,172,888
Spire Missouri 3.30% 6/1/51	1,020,000	686,756
		7,563,295
Technology — 6.16%
Broadcom 5.70% 1/15/56	2,880,000	2,865,185
Foundry JV Holdco 144A 6.10% 1/25/36 #	2,025,000	2,128,095
Intel 6.125% 5/15/56	1,345,000	1,335,915
Leidos 5.00% 3/15/36	2,035,000	1,988,165
Meridian Arc Holdco 144A 6.25% 4/30/31 #	533,000	533,127
Oracle
3.60% 4/1/50	2,604,000	1,560,110
5.875% 9/26/45	2,140,000	1,844,793
6.70% 2/4/56	2,420,000	2,232,062

Verisk Analytics 3.625% 5/15/50	2,455,000	1,712,233
		16,199,685
Transportation — 2.73%
Canadian Pacific Railway 5.50% 3/15/56	880,000	843,651
FedEx 3.25% 5/15/41	3,100,000	2,334,539
NQ- NP [0426] 0626 (5551000)    5

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Union Pacific 5.60% 12/1/54	4,070,000	$ 3,985,437
		7,163,627
Total Corporate Bonds (cost $262,910,664)		254,202,423

Government Agency Obligation — 0.26%
OCP 144A 5.125% 6/23/51 #	830,000	666,210
Total Government Agency Obligation (cost $678,110)		666,210
	Number of shares
Convertible Preferred Stock — 0.29%♣
Energy — 0.29%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	14,912	756,486
Total Convertible Preferred Stock (cost $740,232)		756,486

Short-Term Investments — 0.46%
Money Market Mutual Funds — 0.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	303,624	303,624
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	303,624	303,624
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	303,624	303,624
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	303,625	303,625
Total Short-Term Investments (cost $1,214,497)		1,214,497
Total Value of Securities—98.14% (cost $266,683,503)		257,978,323

Receivables and Other Assets Net of Liabilities—1.86%★		4,892,194
Net Assets Applicable to 19,103,860 Shares Outstanding—100.00%		$262,870,517
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $27,445,048, which represents 10.44% of the Fund’s net assets.
6    NQ- NP [0426] 0626 (5551000)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $857,974 cash collateral held at broker for futures contracts as of April 30, 2026.
The following futures contracts were outstanding at April 30, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Ultra Notes
204	$23,023,314	$23,368,132	6/18/26	$—	$(344,818)	$50,392
US Treasury Ultra Bonds
127	14,608,969	14,799,871	6/18/26	—	(190,902)	1,294
				38,168,003		—	(535,720)	51,686
NQ- NP [0426] 0626 (5551000)    7

Schedule of investments
Nomura Extended Duration Bond Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
US Treasury 5 yr Notes
(101)	$(10,891,430)	$(11,054,902)	6/30/26	$163,472	$—	$(17,360)
US Treasury 10 yr Notes
(47)	(5,197,906)	(5,227,444)	6/18/26	29,538	—	(14,531)
US Treasury Long Bonds
(106)	(11,961,438)	(12,075,319)	6/18/26	113,881	—	(21,250)
				(28,357,665)		306,891	—	(53,141)
Total Futures Contracts		$9,810,338		$306,891	$(535,720)	$(1,455)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
8    NQ- NP [0426] 0626 (5551000)